Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

April 30, 2019

T03-QTLY-0619

1.9584806.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
ENERGY EQUIPMENT & SERVICES – 11.2%
Oil & Gas Drilling – 1.2%
Diamond Offshore Drilling, Inc. (a)	25,437	$246,993
Ensco Rowan PLC Class A	70,921	990,766
Helmerich & Payne, Inc.	39,965	2,338,752
Nabors Industries Ltd.	124,590	436,065
Noble Corp. PLC (a)	91,073	239,522
Patterson-UTI Energy, Inc.	79,660	1,082,579
Transocean Ltd. (a)	189,903	1,492,638

		6,827,315

Oil & Gas Equipment & Services – 10.0%
Apergy Corp. (a)	28,323	1,124,140
Archrock, Inc.	47,345	478,658
Baker Hughes a GE Co.	188,361	4,524,431
Basic Energy Services, Inc. (a)	6,946	17,504
C&J Energy Services, Inc. (a)	22,293	313,217
Cactus, Inc. Class A (a)	16,891	613,143
Core Laboratories N.V.	16,200	1,026,918
Covia Holdings Corp. (a)	12,424	59,759
DMC Global, Inc.	5,496	380,873
Dril-Quip, Inc. (a)	13,170	573,685
Exterran Corp. (a)	11,872	168,820
Forum Energy Technologies, Inc. (a)	26,177	156,538
Frank’s International N.V. (a)	28,989	169,296
FTS International, Inc. (a)	8,132	84,166
Halliburton Co.	321,259	9,101,268
Helix Energy Solutions Group, Inc. (a)	51,753	404,709
Keane Group, Inc. (a)	17,493	183,502
KLX Energy Services Holdings, Inc. (a)	8,222	230,627
Mammoth Energy Services, Inc.	3,224	50,262
Matrix Service Co. (a)	9,928	194,688
McDermott International, Inc. (a)	65,132	526,918
National Oilwell Varco, Inc.	140,687	3,677,558
Natural Gas Services Group, Inc. (a)	4,917	79,016
NCS Multistage Holdings, Inc. (a)	4,103	16,289
Newpark Resources, Inc. (a)	33,268	242,856
Nine Energy Service, Inc. (a)	6,192	124,645
Oceaneering International, Inc. (a)	35,973	690,682
Oil States International, Inc. (a)	21,019	406,087
ProPetro Holding Corp. (a)	27,510	608,796
RPC, Inc.	23,533	242,155
Schlumberger Ltd.	507,972	21,680,245
SEACOR Holdings, Inc. (a)	6,384	284,343
Select Energy Services, Inc. Class A (a)	19,020	219,110
Superior Energy Services, Inc. (a)	56,810	203,948
TechnipFMC PLC	157,814	3,880,646
TETRA Technologies, Inc. (a)	46,219	110,001
Tidewater, Inc. (a)	12,025	270,563
US Silica Holdings, Inc.	28,584	452,199
Weatherford International PLC (a)	367,244	203,196

		53,775,457

TOTAL ENERGY EQUIPMENT & SERVICES		60,602,772

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 88.6%
Coal & Consumable Fuels – 0.3%
Arch Coal, Inc. Class A	6,523	$632,601
CONSOL Energy, Inc. (a)	8,100	274,590
Peabody Energy Corp.	27,291	785,162

		1,692,353

Integrated Oil & Gas – 41.9%
Chevron Corp.	700,906	84,150,774
Exxon Mobil Corp.	1,553,033	124,677,489
Occidental Petroleum Corp.	276,958	16,307,287
Unit Corp. (a)	19,903	269,885

		225,405,435

Oil & Gas Exploration & Production – 26.9%
Anadarko Petroleum Corp.	184,958	13,474,190
Antero Resources Corp. (a)	84,996	616,221
Apache Corp.	139,254	4,582,849
Berry Petroleum Corp.	24,035	273,038
Bonanza Creek Energy, Inc. (a)	5,634	135,610
Cabot Oil & Gas Corp.	158,241	4,096,859
California Resources Corp. (a)	16,880	355,830
Callon Petroleum Co. (a)	83,313	625,681
Carrizo Oil & Gas, Inc. (a)	33,796	433,265
Centennial Resource Development, Inc. Class A (a)	57,863	609,297
Chaparral Energy, Inc. Class A (a)	14,200	98,832
Chesapeake Energy Corp. (a)	477,833	1,390,494
Cimarex Energy Co.	37,050	2,543,853
CNX Resources Corp. (a)	59,491	533,039
Concho Resources, Inc.	73,445	8,474,084
ConocoPhillips	422,293	26,655,134
Continental Resources, Inc. (a)	34,466	1,585,091
Denbury Resources, Inc. (a)	169,025	376,926
Devon Energy Corp.	171,765	5,520,527
Diamondback Energy, Inc.	57,197	6,085,189
EOG Resources, Inc.	212,716	20,431,372
EQT Corp.	96,753	1,978,599
Extraction Oil & Gas, Inc. (a)	38,819	182,449
Gran Tierra Energy, Inc. (a)	143,492	342,946
Gulfport Energy Corp. (a)	56,907	372,741
Halcon Resources Corp. (a)	47,702	62,013
Hess Corp.	97,819	6,272,154
HighPoint Resources Corp. (a)	42,933	117,636
Jagged Peak Energy, Inc. (a)	19,460	205,692
Kosmos Energy Ltd.	87,626	586,218
Laredo Petroleum, Inc. (a)	60,558	182,885
Marathon Oil Corp.	304,976	5,196,791
Matador Resources Co. (a)	38,314	754,403
Montage Resources Corp. (a)	7,492	83,311
Murphy Oil Corp.	60,257	1,641,401
Noble Energy, Inc.	176,082	4,764,779
Northern Oil and Gas, Inc. (a)	49,690	131,679
Oasis Petroleum, Inc. (a)	98,865	603,077

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Common Stocks – continued

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Parsley Energy, Inc. Class A (a)	92,441	$1,845,122
PDC Energy, Inc. (a)	24,232	1,053,850
Penn Virginia Corp. (a)	3,572	160,383
Pioneer Natural Resources Co.	62,527	10,408,244
QEP Resources, Inc. (a)	86,660	651,683
Range Resources Corp.	77,718	702,571
Ring Energy, Inc. (a)	21,154	109,578
SandRidge Energy, Inc. (a)	8,590	71,812
SM Energy Co.	39,215	624,695
Southwestern Energy Co. (a)	213,045	841,528
SRC Energy, Inc. (a)	88,723	545,646
Talos Energy, Inc. (a)	7,965	236,561
Tellurian, Inc. (a)	30,908	293,626
Texas Pacific Land Trust	2,288	1,835,754
Ultra Petroleum Corp. (a)	58,170	24,455
W&T Offshore, Inc. (a)	36,032	229,884
Whiting Petroleum Corp. (a)	33,356	913,621
WPX Energy, Inc. (a)	154,036	2,139,560

		145,064,728

Oil & Gas Refining & Marketing – 9.7%
Clean Energy Fuels Corp. (a)	52,172	163,820
CVR Energy, Inc.	11,076	505,176
Delek US Holdings, Inc.	28,542	1,057,767
Green Plains, Inc.	14,456	251,101
HollyFrontier Corp.	60,327	2,879,408
Marathon Petroleum Corp.	253,413	15,425,249
Par Pacific Holdings, Inc. (a)	10,861	212,224
PBF Energy, Inc. Class A	41,746	1,401,831
Phillips 66	160,690	15,148,246
Renewable Energy Group, Inc. (a)	12,373	298,437
REX American Resources Corp. (a)	2,126	179,668
Valero Energy Corp.	155,653	14,111,501
World Fuel Services Corp.	24,577	758,200

		52,392,628

	Shares	Value
Oil & Gas Storage & Transportation – 9.8%
Antero Midstream Corp.	82,227	$1,003,992
Cheniere Energy, Inc. (a)	80,101	5,154,499
EnLink Midstream LLC	97,879	1,144,206
Equitrans Midstream Corp. (a)	79,361	1,653,090
International Seaways, Inc. (a)	7,019	125,079
Kinder Morgan, Inc.	728,612	14,477,520
ONEOK, Inc.	150,860	10,247,920
Plains GP Holdings LP Class A (a)	55,424	1,308,006
SemGroup Corp. Class A	21,930	286,406
Tallgrass Energy LP	57,289	1,382,956
Targa Resources Corp.	84,043	3,374,326
The Williams Cos., Inc.	444,075	12,580,645

		52,738,645

TOTAL OIL, GAS & CONSUMABLE FUELS		477,293,789

TOTAL COMMON STOCKS (Cost $623,483,266)		537,896,561

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $382,928)	382,928	382,928

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $623,866,194)		538,279,489

NET OTHER ASSETS (LIABILITIES) – 0.1%		498,449

NET ASSETS – 100.0%		$538,777,938

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the

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Schedule of Investments (Unaudited) – continued

event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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